INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(0.40%)	28.20%	(76.20%)
Research and development bonus deduction		(10.80%)	(12.90%)
Non-deductible shared expenses from discontinued operation	(0.70%)	114.90%
Non-deductible selling, general and administrative expenses
Non-deductible expenses	(8.00%)	1.60%	(1.90%)
Tax impact of debt exemption under common control	(10.10%)
Tax impact of investment loss			90.60%
Preferential tax rates	(9.00%)	17.30%	21.00%
Tax effect of expired tax attribute carryforwards	(2.40%)	15.60%
Change of tax rates		(0.20%)	(1.50%)
Change in valuation allowance	(0.70%)	(246.90%)	43.50%
Actual income tax expense	(6.30%)	(55.30%)	87.60%